Victory Cornerstone Moderately Conservative Fund Shareholder Fees - Victory Cornerstone Moderately Conservative Fund - Fund Shares	Feb. 28, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%